Inventories - Disclosure of Inventories (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished goods	€ 165	€ 164
Work in progress	347	332
Raw materials	112	111
Stores and supplies	67	64
Inventories write down	(31)	(28)
Total inventories	€ 660	€ 643